Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
(Loss) Income and comprehensive (loss) income for the year	$ (4,472,170)	$ 956,578	$ (4,150,922)
Item not affecting cash:
Share-based payments	910,700	815,428	2,482,219
Interest expense	128,033	8,151	17,749
Gain on derivative liability	(166,651)	0	0
Gain on sale of property	0	(3,500,000)	0
Recovery of flow-through premium liability	(8,477)	(977,534)	0
Finance income on sublease	(1,314)	(8,879)	(16,290)
Gain on forgiveness of debt	(10,000)	(184,813)	93,658
Shares for services	0	0	42,933
(Gain) Loss on long-term investment	(671)	5,100	0
Write-off of prepaid expenses	0	48,000	0
Write-off of short-term loans payable	(0)	(2,500)	(0)
Receivables	(13,694)	(46,624)	(42,982)
Prepaid expenses and deposits	(278,859)	(762)	(229,222)
Accounts payable and accrued liabilities	148,339	411,746	400,388
Loan repayments	(30,000)	0	0
Net cash used in operating activities	(3,794,764)	(2,476,109)	(1,402,469)
CASH FLOWS FROM INVESTING ACTIVITIES
Exploration and evaluation acquisition costs	(198,829)	(294,962)	(220,029)
Exploration and evaluation expenditures	(2,382,193)	(4,368,564)	(871,379)
Exploration and evaluation recoveries	200,000	300,000	200,000
Receipt of sublease payments	32,851	65,702	65,702
Proceeds on sale of investment	3,571	0	0
Sale of property	0	3,500,000	0
Net cash used in investing activities	(2,344,600)	(797,824)	(825,706)
CASH FLOWS FROM FINANCING ACTIVITIES
Private placements	7,047,668	1,661,807	592,365
Share issue costs	(480,415)	(99,624)	(1,785)
Exercise of warrants	0	1,059,017	701,889
Exercise of options	131,400	77,750	850,575
Short-term loan received (repaid)	(204,801)	985,742	0
Repayment of lease obligations	(35,813)	(71,627)	(71,627)
Share subscriptions received in advance	105,000	0	0
Net cash provided by financing activities	6,563,039	3,613,065	2,071,417
Change in cash for the year	423,675	339,132	(156,758)
Cash, beginning of year	574,587	235,455	392,213
Cash, end of year	998,262	574,587	235,455
Cash paid for interest	102,090	88,800	0
Cash paid for tax	$ 0	$ 0	$ 0